Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 255,721
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.44
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	$ 0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	$ 3,310,812
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.50